Offerings	Dec. 31, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	4,563,529
Proposed Maximum Offering Price per Unit	12.52
Maximum Aggregate Offering Price	$ 57,135,383.08
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,890.40
Offering Note	(1)Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 ("Registration Statement") shall also cover any additional shares of common stock, $0.0001 par value per share (the "Common Stock") of BridgeBio Oncology Therapeutics, Inc. (previously named Helix Acquisition Corp. II, the "Registrant") that become issuable under the BridgeBio Oncology Therapeutics, Inc. 2025 Stock Option and Incentive Plan (the "2025 Plan") and the BridgeBio Oncology Therapeutics,Inc. 2025 Employee Stock Purchase Plan (the "2025 ESPP") by reason of any stock dividend, stock split, recapitalization or any other similar transactions. (2)Represents an additional 4,563,529 shares of Common Stock reserved for issuance under the 2025 Plan as a result of an automatic increase effective January 1, 2026. Shares available for issuance under the 2025 Plan were previously registered on a Registration Statement on Form S-8 filed with the United States Securities and Exchange Commission ("SEC") on October 10, 2025 (File No. 333-290825). (3)Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 of the Securities Act, and based on $12.52, the average of the high and low sale prices of the Common Stock as reported on Nasdaq on December 30, 2025 (such date being within five business days of the date that this Registration Statement was filed with the SEC).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	912,706
Proposed Maximum Offering Price per Unit	10.65
Maximum Aggregate Offering Price	$ 9,720,318.90
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,342.38
Offering Note	(1)Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 ("Registration Statement") shall also cover any additional shares of common stock, $0.0001 par value per share (the "Common Stock") of BridgeBio Oncology Therapeutics, Inc. (previously named Helix Acquisition Corp. II, the "Registrant") that become issuable under the BridgeBio Oncology Therapeutics, Inc. 2025 Stock Option and Incentive Plan (the "2025 Plan") and the BridgeBio Oncology Therapeutics,Inc. 2025 Employee Stock Purchase Plan (the "2025 ESPP") by reason of any stock dividend, stock split, recapitalization or any other similar transactions. (4)Represents an additional 912,706 shares of Common Stock reserved for future issuance under the 2025 ESPP as a result of an automatic increase effective January 1, 2026. Shares available for issuance under the 2025 ESPP were previously registered on a Registration Statement on Form S-8 filed with the SEC on October 10, 2025 (File No. 333-290825). (5)Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457 of the Securities Act, and based on 85% (the percentage of the price per share applicable to purchases under the 2025 ESPP) of $12.52, the average of the high and low sale prices of the Common Stock as reported on Nasdaq on December 30, 2025 (such date being within five business days of the date that this Registration Statement was filed with the SEC).